SHARE-BASED PAYMENTS - Narrative (Details)			12 Months Ended
	Aug. 30, 2024 shares	Aug. 14, 2024 USD ($) shares $ / shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based payment expense | $			$ 2,078,921	$ 2,060,666	$ 0
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)			178,500	431,500
Vested (in shares)			92,833	112,500
Share-based payment expense | $			$ 2,078,921	$ 2,060,666	$ 0
Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)	90,000	90,000
Aggregate fair value, equity instruments granted | $		$ 1,141,200
Weighted average share price, share options granted (in dollars per share) | $ / shares		$ 12.68
Former LLP and Current LPA Senior Executives
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of outstanding share options			3 years
Former LLP and Current LPA Senior Executives | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)			126,000	319,000
Vested (in shares)			40,333	0
Delivered (in shares)			25,410
Shares withheld for tax (in shares)			14,923
Decrease for tax withholding obligation | $			$ 133,163
Former LLP and Current LPA Board of Directors | Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted (in shares)			52,500	112,500
Delivered (in shares)			77,500	0